PROPERTY, PLANT AND EQUIPMENT - Partnership’s Hospitality Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	$ 11,085
Balance at the end of period	10,405	$ 11,085
Right-of-use assets	279	304
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	10,486	9,050
Additions	206	540
Disposals	(243)	(169)
Foreign currency translation	(92)	153
Reclassification (to) assets held for sale and other	(392)	(33)
Balance at the end of period	9,965	10,486
Cost: | Foreign Investments
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of Foreign Investments	0	945
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	2,027	1,376
Revaluation gains, net	0	647
Disposals	(11)	(37)
Foreign currency translation	(23)	45
Reclassification (to) assets held for sale and other	(114)	(4)
Balance at the end of period	1,879	2,027
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning of period	(1,428)	(1,025)
Depreciation	(215)	(411)
Disposals	117	37
Foreign currency translation	18	(37)
Reclassification (to) assets held for sale and other	69	8
Balance at the end of period	$ (1,439)	(1,428)
Accumulated Revaluation And Impairment Including Netting Member | FVTOCI
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation gains, net		704
Accumulated Revaluation And Impairment, Including Netting | FVTPL
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation gains, net		$ (57)